1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

ALLISON M. FUMAI

allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

May 22, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         Tekla World Healthcare Fund (File Nos. 811-23037 and 333-202638)

Ladies and Gentlemen:

Enclosed for filing on behalf of Tekla World Healthcare Fund (“Fund”), a newly-organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended on Form N-2 (the “Registration Statement”).  This filing is being made for the purpose of making certain changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Christopher Harvey at 617.728.7167.

Sincerely,

/s/ Allison M. Fumai
Partner